Property, Plant and Equipment (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Original cost	$ 113,124	$ 116,135
Depreciation and amortization	8,957	9,367	8,650
Property, Plant and Equipment, Net	66,246	68,642
Subsidiaries GECC [Member]
Property, Plant and Equipment
Original cost	77,035	78,305
Impairment of Long-Lived Assets Held-for-use	445	732
Amortization of Leased Asset	6,245	6,696	6,097
Property, Plant and Equipment, Net	49,429	51,422
Equipment Leased to Other Party [Member]
Property, Plant and Equipment
Original cost	1,845	1,325
Accumulated depreciation and amortization	560	332
Equipment Leased to Other Party [Member] | Subsidiaries GECC [Member]
Property, Plant and Equipment
Original cost	2,036	2,242
Property, Plant and Equipment, Net	$ 811	$ 840